Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives
Schedule of derivatives

	Notional			Asset			Liability
	Traded on			Traded on			Traded on
	recognised	Traded over		recognised	Traded over		recognised	Traded over
	exchanges	the counter	Total	exchanges	the counter	Total	exchanges	the counter	Total
2025	£bn	£bn	£bn	£m	£m	£m	£m	£m	£m
Interest rate	794	10,294	11,088	4	32,738	32,742	—	26,758	26,758
- Swaps	—	7,938	7,938	—	25,700	25,700	—	19,685	19,685
- Options	324	1,105	1,429	4	7,038	7,042	—	7,073	7,073
- Forwards and futures	470	1,251	1,721	—	—	—	—	—	—
Exchange rate	1	3,413	3,414	—	27,981	27,981	12	27,030	27,042
- Swaps	—	456	456	—	4,978	4,978	—	4,417	4,417
- Options	1	727	728	—	4,422	4,422	12	4,474	4,486
- Spot, forwards and futures	—	2,230	2,230	—	18,581	18,581	—	18,139	18,139
Credit	—	15	15	—	66	66	—	174	174
Equity and commodity	—	2	2	—	—	—	—	—	—
Total	795	13,724	14,519	4	60,785	60,789	12	53,962	53,974

2024
Interest rate	1,066	9,267	10,333	20	37,479	37,499	2	31,530	31,532
- Swaps	—	7,015	7,015	—	28,960	28,960	—	23,138	23,138
- Options	736	1,490	2,226	20	8,519	8,539	2	8,392	8,394
- Forwards and futures	330	762	1,092	—	—	—	—	—	—
Exchange rate	1	3,278	3,279	6	40,791	40,797	15	40,291	40,306
- Swaps	—	454	454	—	8,450	8,450	—	8,195	8,195
- Options	1	851	852	6	5,385	5,391	15	5,561	5,576
- Spot, forwards and futures	—	1,973	1,973	—	26,956	26,956	—	26,535	26,535
Credit	—	14	14	—	110	110	—	244	244
Equity and commodity	—	2	2	—	—	—	—	—	—
Total	1,067	12,561	13,628	26	78,380	78,406	17	72,065	72,082

Schedule of derivatives in hedge accounting relationships

	2025				2024
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts (2)	92.7	829	1,256	522	83.1	1,096	1,965	958

Cash flow hedging
Interest rate contracts	156.1	868	1,619	717	167.9	1,424	3,300	581
Exchange rate contracts	25.3	532	355	(3)	14.4	116	457	1

Net investment hedging
Exchange rate contracts (3)	0.4	3	1	(10)	0.3	2	1	9
	274.5	2,232	3,231	1,226	265.7	2,638	5,723	1,549
IFRS netting and clearing house settlements		(1,697)	(2,875)			(2,520)	(5,259)
		535	356			118	464

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.
(3)	In addition to the derivative hedging instruments above, NatWest Group held notionals of £2,760 million (2024- £3,144 million) of non - derivative hedging instruments with a carrying value of £2,776 million (2024 - £3,163 million), that were used in net investment hedges. The non - derivative instruments are other financial liabilities - debt securities in issue.

Schedule of hedge ineffectiveness recognized in other operating income

	2025	2024	2023
	£m	£m	£m
Fair value hedging
Loss on hedged items attributable to the hedged risk	(533)	(954)	(364)
Gain on the hedging instruments	522	958	406
Fair value hedging ineffectiveness	(11)	4	42
Cash flow hedging
Interest rate risk	(5)	(2)	10
Cash flow hedging ineffectiveness	(5)	(2)	10
Total	(16)	2	52

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Interest rate risk (1)
Hedging assets	0.6	4.4	21.3	8.5	8.6	2.9	46.3
Hedging liabilities	1.4	4.4	14.9	20.5	4.7	0.5	46.4
2024
Fair value hedging
Interest rate risk (1)
Hedging assets	4.0	5.5	12.6	9.7	6.6	3.7	42.1
Hedging liabilities	0.8	4.3	14.2	15.5	5.7	0.5	41.0

2025
Cash flow hedging
Interest rate risk
Hedging assets	4.8	8.2	20.1	31.8	4.7	—	69.6
Hedging liabilities	10.7	18.0	52.0	4.6	0.8	0.4	86.5
Exchange rate risk
Hedging assets	6.3	3.6	—	—	—	—	9.9
Hedging liabilities	—	2.7	4.5	8.2	—	—	15.4
2024
Cash flow hedging
Interest rate risk
Hedging assets	10.6	10.8	22.0	30.3	12.0	—	85.7
Hedging liabilities	2.5	17.1	50.7	10.1	1.4	0.4	82.2
Exchange rate risk
Hedging assets	0.5	0.8	0.5	—	—	—	1.8
Hedging liabilities	3.1	2.5	3.7	3.3	—	—	12.6

(1)	The hedged risk includes inflation risk.

Schedule of average fixed rates for cash flow hedges

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2025	%	%	%	%	%	%	%
Average fixed interest rate
Hedging assets	1.26	2.57	3.22	3.21	3.60	3.12	3.03
Hedging liabilities	4.37	3.78	3.63	3.67	3.71	4.18	3.75
2024
Average fixed interest rate
Hedging assets	3.85	0.98	2.52	3.32	2.84	3.12	2.82
Hedging liabilities	4.34	4.76	3.97	3.09	3.64	4.18	4.03

Schedule of average foreign exchange rates applicable across hedging relationships

	2025	2024
INR/GBP	119.17	109.07
USD/GBP	1.32	1.30
JPY/GBP	195.35	176.04
EUR/GBP	1.14	—
JPY/USD	137.82	130.79
NOK/USD	9.21	9.21
AUD/USD	1.54	1.49
CHF/USD	0.88	0.91
EUR/USD	0.89	0.91

Schedule of hedged items and related hedging instruments

			Changes in fair
	Carrying value	Impact on	value used as
	of hedged	hedged items	a basis to
	assets and	included in	determine
	liabilities	carrying value	ineffectiveness (1)
2025	£m	£m	£m
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,466	(368)	87
Other financial assets - securities	41,688	7	—
Total (3)	47,154	(361)	87

Bank and customer deposits	1,582	2	1
Other financial liabilities - debt securities in issue (5)	41,221	(277)	(501)
Subordinated liabilities	5,748	(105)	(120)
Total	48,551	(380)	(620)

2024
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,318	(478)	(182)
Other financial assets - securities	36,724	(29)	(347)
Total (3)	42,042	(507)	(529)

Bank and customer deposits	382	—	(3)
Other financial liabilities - debt securities in issue (5)	37,548	(784)	(315)
Subordinated liabilities	5,772	(244)	(107)
Total	43,702	(1,028)	(425)

		Changes in fair value
	Carrying value of	used as a basis to
	hedged assets and liabilities	determine ineffectiveness (1)
2025	£m	£m
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	68,660	(1,455)
Other financial assets - securities	982	(23)
Total	69,642	(1,478)

Bank and customer deposits	86,285	756
Other financial liabilities - debt securities in issue	156	—
Total	86,441	756

Cash flow hedging - exchange rate
Loans to banks and customers - amortised cost (4)	7,269	—
Other financial assets - securities	2,586	—
Total	9,855	—

Other financial liabilities - debt securities in issue	8,751	(2)
Other	210	5
Total	8,961	3

2024
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,065	(190)
Other financial assets - securities	1,625	(2)
Total	85,690	(192)

Bank and customer deposits	82,081	(391)
Other financial liabilities - debt securities in issue	149	—
Total	82,230	(391)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (4)	223	—
Other financial assets - securities	1,598	—
Total	1,821	—

Other financial liabilities - debt securities in issue	8,279	(1)
Other	195	—
Total	8,474	(1)

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.
(3)	Carrying values include £35 million (2024 - £46 million) adjustment for discontinued fair value hedges.
(4)	Includes cash and balances at central banks.
(5)	The carrying value include £4,759 million (2024 - £4,631 million) of debt securities held at amortised cost.

Schedule of analysis of cash flow hedge reserve and foreign exchange hedge reserve

	2025		2024
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(598)	—	(1,564)	—
Foreign exchange risk	1	(50)	(6)	15
De-designated
Interest rate risk	(438)	—	(437)	—
Foreign exchange risk	—	(699)	2	(663)
Total	(1,035)	(749)	(2,005)	(648)

	2025		2024
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	50	—	(931)	—
Foreign exchange risk	19	(92)	59	122
Total	69	(92)	(872)	122

Amount transferred from equity to earnings
Interest rate risk to net interest income	912	—	1,562	—
Foreign exchange risk to net interest income	(21)	—	(73)	—
Foreign exchange risk to non interest income	—	(9)	—	19
Foreign exchange risk to operating expenses	8	—	5	—
Total	899	(9)	1,494	19